Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenues	$ 5,712,480	$ 6,330,428	$ 5,341,850
Costs of services	1,502,255	2,021,058	1,934,237
Gross profit	4,210,225	4,309,370	3,407,613
Operating costs and expenses:
Selling expenses	1,018,894	952,888	1,732,758
General and administrative	10,314,223	10,521,551	3,148,256
Total operating costs and expenses	11,333,117	11,474,439	4,881,014
Loss from operations	(7,122,892)	(7,165,069)	(1,473,401)
Other (income) expenses:
Other income	(186,137)	(819,135)	(71,640)
Interest income	(53,089)	(26,463)	(9,537)
Foreign exchange gain	(5)		(743)
Total other (income) expenses	(239,231)	(845,598)	(81,920)
Loss before provision for income taxes	(6,883,661)	(6,319,471)	(1,391,481)
Current income tax expense	11,590	16,459	13,889
Deferred income tax expense (recovery)	277,874	(207,488)	(321,057)
Income taxes expense (recovery)	289,464	(191,029)	(307,168)
Net loss	(7,173,125)	(6,128,442)	(1,084,313)
Net loss attributable to non-controlling interest	(410,421)	(164,887)
Net loss attributable to common stockholders	(6,762,704)	(5,963,555)	(1,084,313)
Unrealized foreign currency translation adjustment	(7,345)	(28,939)
Comprehensive loss	$ (7,180,470)	$ (6,157,381)	$ (1,084,313)
Basic net income (loss) per share (in Dollars per share)	$ (0.58)	$ (0.54)	$ (0.12)
Weighted average number of ordinary shares-basic (in Shares)	11,655,642	11,010,240	9,160,447